Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Premiums	$ (26)	$ (24)	$ (88)	$ (99)
Insurance Commissions and Fees	(434)	(438)	(646)	(509)
Net investment income	(498)	(534)	(590)	(778)
Investment and derivative related losses, net	(50)	(242)	(929)	(76)
Benefits and losses, remeasurement gain (loss)	14	0	(17)	10
Benefits and losses	161	349	307	521
Change in market risk benefits	2	0	(305)	(295)
Amortization value of business acquired and deferred acquisition costs	24	(43)	55	61
Insurance operating costs and other expenses	(212)	(232)	(334)	(301)
Affiliated Entity
Premiums	0	0	(56)	(27)
Insurance Commissions and Fees	0	0	(304)	(320)
Net investment income	0	0	(380)	(136)
Investment and derivative related losses, net	0	0	361	696
Benefits and losses	0	0	(276)	(117)
Change in market risk benefits	0	0	77	4
Amortization value of business acquired and deferred acquisition costs	0	0	14	19
Insurance operating costs and other expenses	$ 0	$ 0	$ (136)	$ (119)